Condensed Consolidated Balance Sheets (Unaudited) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
ASSETS
Cash and due from banks		¥ 20,973,925	¥ 8,656,322
Interest-earning deposits in other banks		37,147,652	41,017,579
Call loans, funds sold, and receivables under resale agreements		5,254,355	8,145,690
Receivables under securities borrowing transactions		6,783,780	6,041,984
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥11,929,762 and ¥10,842,343 at March 31, 2016 and September 30, 2016) (including ¥23,656,715 and ¥22,263,025 at March 31, 2016 and September 30, 2016 measured at fair value under fair value option)		53,855,592	50,825,399
Investment securities:
Available-for-sale securities-carried at fair value (including assets pledged that secured parties are permitted to sell or repledge of ¥4,811,104 and ¥9,673,095 at March 31, 2016 and September 30, 2016)		38,094,384	41,226,231
Held-to-maturity securities-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of ¥27,859 and ¥473,392 at March 31, 2016 and September 30, 2016) (fair value of ¥3,931,248 and ¥3,545,839 at March 31, 2016 and September 30, 2016)		3,452,917	3,866,668
Other investment securities		555,820	554,715
Total investment securities		42,103,121	45,647,614
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥1,192,996 and ¥1,091,353 at March 31, 2016 and September 30, 2016)	[1]	113,341,052	122,790,958
Allowance for credit losses		(925,478)	(1,111,130)
Net loans		112,415,574	121,679,828
Premises and equipment-net		951,971	1,005,905
Accrued interest		298,519	325,373
Customers' acceptance liability		115,616	132,532
Intangible assets-net		965,007	1,015,150
Goodwill		392,101	454,375
Deferred tax assets		123,909	155,010
Other assets		7,531,868	7,454,594
Total assets		288,912,990	292,557,355
LIABILITIES AND EQUITY
Deposits: Domestic offices, Non-interest-bearing		20,916,286	20,045,780
Deposits: Domestic offices, Interest-bearing		116,277,028	115,432,472
Deposits: Overseas offices, principally interest-bearing		40,443,143	45,959,835
Total deposits		177,636,457	181,438,087
Call money, funds purchased, and payables under repurchase agreements		22,189,034	23,503,013
Payables under securities lending transactions		6,448,253	4,710,407
Due to trust account and other short-term borrowings (including ¥110,110 and ¥67,696 at March 31, 2016 and September 30, 2016 measured at fair value under fair value option)		9,391,817	15,695,882
Trading account liabilities		25,105,049	21,025,012
Obligations to return securities received as collateral		1,884,317	1,919,066
Bank acceptances outstanding		115,616	132,532
Accrued interest		125,928	132,802
Long-term debt (including ¥499,386 and ¥428,733 at March 31, 2016 and September 30, 2016 measured at fair value under fair value option)		24,323,698	21,959,136
Other liabilities		6,987,852	7,193,151
Total liabilities		274,208,021	277,709,088
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders' equity:
Capital stock-common stock authorized, 33,000,000,000 shares; common stock issued, 14,168,853,820 shares at March 31, 2016 and September 30, 2016, with no stated value		2,090,270	2,090,270
Capital surplus		5,957,648	5,958,929
Retained earnings:
Appropriated for legal reserve		239,571	239,571
Unappropriated retained earnings		4,602,171	3,980,257
Accumulated other comprehensive income, net of taxes		1,480,693	2,301,259
Treasury stock, at cost-380,944,204 common shares and 585,932,798 common shares at March 31, 2016 and September 30, 2016		(406,289)	(299,661)
Total Mitsubishi UFJ Financial Group shareholders' equity		13,964,064	14,270,625
Noncontrolling interests		740,905	577,642
Total equity		14,704,969	14,848,267
Total liabilities and equity		288,912,990	292,557,355
Consolidated VIEs [Member]
ASSETS
Cash and due from banks		177	1,409
Interest-earning deposits in other banks		22,381	52,527
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥11,929,762 and ¥10,842,343 at March 31, 2016 and September 30, 2016) (including ¥23,656,715 and ¥22,263,025 at March 31, 2016 and September 30, 2016 measured at fair value under fair value option)		442,112	2,048,039
Investment securities:
Total investment securities		1,371,978	1,383,637
Net loans		6,726,137	7,194,695
All other assets		275,502	193,152
Total assets		8,838,287	10,873,459
LIABILITIES AND EQUITY
Total deposits
Other short-term borrowings		25,673	37,892
Long-term debt (including ¥499,386 and ¥428,733 at March 31, 2016 and September 30, 2016 measured at fair value under fair value option)		591,946	691,400
All other liabilities		127,995	139,920
Total liabilities		¥ 745,614	¥ 869,212

[1]	The above table includes loans held for sale of ¥100,889 million at March 31, 2016 and ¥80,095 million at September 30, 2016, respectively, which are carried at the lower of cost or fair value.